Derivatives and hedging activities (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr (533)	SFr (252)
Gains/(losses) recognized in income on hedged items	550	251
Net gains/(losses) on the ineffective portion	17	(1)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(535)	(254)
Gains/(losses) recognized in income on hedged items	552	253
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	2	2
Gains/(losses) recognized in income on hedged items	(2)	(2)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(2)	(1)
Gains/(losses) recognized in AOCI on derivatives	49	28
Gains/(losses) reclassified from AOCI into income	(9)	9
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	1
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	54	27
Gains/(losses) reclassified from AOCI into income	18	9
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(5)	1
Gains/(losses) reclassified from AOCI into income	(27)	0
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	808	(220)
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	SFr 808	SFr (220)